NET LOSS PER SHARE OF COMMON STOCK (Tables)	3 Months Ended
Jan. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

For the Three
Months Ended
January 31, 2015
Basic weighted average common shares outstanding	219,709,364
Effect of Series A convertible preferred stock	11,539,309
Effect of stock options	39,700
Dilutive weighted average common shares outstanding	231,288,373